Cash and Cash Equivalents (Excluding Overdrafts) - Additional Information (Detail)	Dec. 31, 2018	Dec. 31, 2017
US Dollars [member]
Cash and cash equivalents [line items]
Cash and cash equivalents currency split	18.00%	36.00%
Sterling [member]
Cash and cash equivalents [line items]
Cash and cash equivalents currency split	30.00%	8.00%
Canadian Dollars [member]
Cash and cash equivalents [line items]
Cash and cash equivalents currency split	14.00%	2.00%
Euro [member]
Cash and cash equivalents [line items]
Cash and cash equivalents currency split	6.00%	7.00%
China, Yuan Renminbi [member]
Cash and cash equivalents [line items]
Cash and cash equivalents currency split	3.00%	20.00%
Other currency [member]
Cash and cash equivalents [line items]
Cash and cash equivalents currency split	29.00%	27.00%